Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($) Year Entity Contract Location	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Sep. 30, 2010 JW Marriott Rio De Janeiro USD ($) Entity	Sep. 30, 2010 JW Marriott Rio De Janeiro BRL	Sep. 02, 2010 W New York Union Square USD ($) Entity	Aug. 11, 2010 The Westin Chicago River North USD ($) Entity	Jul. 22, 2010 Le Meridien Piccadilly Entity	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest USD ($)	Jul. 22, 2010 Le Meridien Piccadilly Leasehold Interest GBP (£)	Dec. 31, 2010 Acquisition USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Number of hotel acquired	4
Acquisition-related expenses	$ 8
Number of rooms				245	245	270	424	266
Ownership percentage acquired						90.00%
Acquisition purchase price				47	80	188	165		98	64
Cash consideration									47	31
Mortgage debt assumed in acquisition						115
Fair value of mortgage debt assumed in acquisition	254					119			51	33
Other liabilities						8.5
Restricted cash and FF&E reserve funds purchased in acqusition						11			6	4
Capital lease obligation assumed in acquisition	58								58	38
Deferred tax liability assumed in acquisition									30	19
Deferred tax Asset assumed in acquisition	17								17	11
Goodwill assumed in acquisition	13								13	8
Draw on credit facility									56	37
REVENUES	4,428.0	4,135.0	5,108.0								56.5
Net income (loss)											$ 3.1